Average Annual Total Returns{- Fidelity Freedom Index Income Fund} - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-12 - Fidelity Freedom Index Income Fund	Institutional Premium Class Return Before Taxes Past 1 year	Institutional Premium Class Return Before Taxes Past 5 years	Institutional Premium Class Return Before Taxes Since Inception		Institutional Premium Class Return Before Taxes Inception Date	Institutional Premium Class After Taxes on Distributions Past 1 year	Institutional Premium Class After Taxes on Distributions Past 5 years	Institutional Premium Class After Taxes on Distributions Since Inception		Institutional Premium Class After Taxes on Distributions Inception Date	Institutional Premium Class After Taxes on Distributions and Sales Past 1 year	Institutional Premium Class After Taxes on Distributions and Sales Past 5 years	Institutional Premium Class After Taxes on Distributions and Sales Since Inception		Institutional Premium Class After Taxes on Distributions and Sales Inception Date	Premier Class Return Before Taxes Past 1 year	Premier Class Return Before Taxes Past 5 years	Premier Class Return Before Taxes Since Inception		Premier Class Return Before Taxes Inception Date	LB001 Past 1 year	LB001 Past 5 years	LB001 Since Inception		F1898 Past 1 year	F1898 Past 5 years	F1898 Since Inception
Total	2.85%	5.53%	4.58%	[1]	Jun. 24, 2015	2.09%	4.39%	3.54%	[1]	Jun. 24, 2015	1.80%	3.92%	3.20%	[1]	Jun. 24, 2015	2.80%		5.64%	[1]	Jun. 24, 2020	(1.54%)	3.57%	3.26%	[1]	3.09%	5.65%	4.69%	[1]

[1]	(a)From June 24, 2015 for Institutional Premium Class and the Indices; and June 24, 2020 for Premier Class.